Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 801	$ 111	¥ 4,961	¥ (29,666)